Debt Obligations, Partnership's Revolving Credit Agreement (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 27, 2015	Feb. 28, 2015	Dec. 31, 2015	Oct. 03, 2012
Atlas Energy [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Cash payments related to acquisition	$ 514.7
Atlas Pipeline Partners [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Cash payments related to change of control payments		$ 28.8
Revolving Credit Facility [Member] | Atlas Pipeline Partners [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Cash payments related to acquisition		701.4
Targa Resources Partners LP [Member] | TRP Revolver [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Maturity date			Oct. 03, 2017
Maximum consolidated leverage ratio			5.50
Minimum ratio of consolidated EBITDA to consolidated interest expense			2.25
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Minimum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Commitment fee percentage			0.30%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Maximum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Commitment fee percentage			0.50%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Federal Funds Rate [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			0.50%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Base Rate [Member] | Minimum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			0.75%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Base Rate [Member] | Maximum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			1.75%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Eurodollar [Member] | Minimum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			1.75%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Eurodollar [Member] | Maximum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			2.75%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Basis spread on variable rate			1.00%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Letters of Credit [Member] | Minimum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Interest rate percentage			1.75%
Targa Resources Partners LP [Member] | TRP Revolver [Member] | Letters of Credit [Member] | Maximum [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Interest rate percentage			2.75%
Targa Resources Partners LP [Member] | Senior Secured Revolving Credit Facility due July 2015 [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Maturity date			Jul. 31, 2015
Targa Resources Partners LP [Member] | Revolving Credit Facility [Member] | First Amendment [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Maximum borrowing capacity		1,600.0
Additional commitment increase available upon request		$ 300.0
Targa Resources Partners LP [Member] | Revolving Credit Facility [Member] | Original Agreement [Member]
The Partnership's Revolving Credit Agreement [Abstract]
Maximum borrowing capacity				$ 1,200.0
Additional commitment increase available upon request				$ 300.0